Loans (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction Loan	$ 13.1	$ 23.0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction Loan	$ 12.6	$ 28.7